OPERATING SEGMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entitys revenue						10.00%
Percentage of entitys revenue, entered into several collaboration agreements				10.00%	10.00%
Lavie Bio Ltd [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial payment			$ 5,000
Lavie Bio Ltd [Member] | First Payment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial payment		$ 2,500
Lavie Bio Ltd [Member] | Second Payment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Second Payment	$ 2,500